Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Schedule of company's foreign currency denominated financial assets and financial liabilities
	Assets		Liabilities		Assets	Liabilities
	2022	2021	2022	2021	2022	2022
Consolidated	AUD$	AUD$	AUD$	AUD$	$	$

US dollars	18,061,483	548,764	31,233	39,979	12,270,029	21,218
Euros	1,826	2,272	871	-	1,240	592
Israeli New Shekel	1,849,492	1,535,738	-	-	1,256,448	-

	19,912,801	2,086,774	32,104	39,979	13,527,717	21,810

Schedule of remaining contractual maturities
	Weighted average interest rate	1 year or less	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Remaining contractual maturities	Remaining contractual maturities
Consolidated - 2022%		AUD$	AUD$	AUD$	AUD$	AUD$	$

Non-derivatives
Non-interest bearing
Trade payables	-	299,289	-	-	-	299,289	203,321
Other payables	-	1,309,557	-	-	-	1,309,557	889,644
Government liabilities	-	-	-	-	6,084	6,084	4,133
Total non-derivatives		1,608,846	-	-	6,084	1,614,930	1,097,099

	Weighted average interest rate	1 year or less	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Remaining contractual maturities
Consolidated - 2021%		AUD$	AUD$	AUD$	AUD$	AUD$

Non-derivatives
Non-interest bearing
Trade payables	-	214,778	-	-	-	214,778
Other payables	-	936,677	-	-	-	936,677
Government liabilities	-	-	-	-	5,175	5,175
Total non-derivatives		1,151,455	-	-	5,175	1,156,630